Significant Assumptions of Domestic and Overseas Pension Plans Used to Determine Plan Amounts (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic Pension Plans Of Foreign Entity Defined Benefit
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.10%	2.10%	1.90%
Rate of increase in compensation levels	6.10%	5.90%	5.80%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.10%	1.90%	2.20%
Rate of increase in compensation levels	5.90%	5.80%	6.20%
Expected long-term rate of return on plan assets	2.20%	2.20%	2.20%
Foreign Pension Plans Defined Benefit
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	5.50%	6.00%	7.10%
Rate of increase in compensation levels	0.80%	0.80%	0.60%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	6.00%	7.10%	6.50%
Rate of increase in compensation levels	0.80%	0.60%	0.70%
Expected long-term rate of return on plan assets	8.10%	8.10%	8.20%